Trade and Bills Payables - Summary of Aged Analysis of Trade and Bills Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 3,184	¥ 3,376
Within 90 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	2,791	2,994
91 to 180 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	59	57
181 to 365 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	161	83
1 to 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	71	77
Over 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 102	¥ 165